CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 11,402	$ 10,904	$ 11,927
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	710	(5,990)	6,493
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	144	724	(1,181)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(24)	(3)	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	1,004	(2,010)	453
Other Comprehensive Income (Loss), Net of Tax	1,834	(7,279)	5,768
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	13,236	3,625	17,695
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	94	124	143
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 13,142	$ 3,501	$ 17,552